Loans Payable - Additional Information (Detail)						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 18, 2018	Aug. 23, 2016 USD ($) shares	Feb. 29, 2016 USD ($) shares	Feb. 19, 2016 USD ($) $ / shares	Dec. 07, 2012 USD ($) $ / shares shares	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) Tranche $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Tranche shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Feb. 25, 2013 shares
Debt Instrument [Line Items]
Prepayment fee percentage to outstanding principal amount									0.00%
Tranches | Tranche									2		2
Aggregate principal loan amount outstanding							$ 12,789,000		$ 12,789,000		$ 14,892,000	$ 15,047,000
Common Stock
Debt Instrument [Line Items]
Warrants issued to purchase stock | shares											10,414	0
Exercise Price One | Common Stock
Debt Instrument [Line Items]
Warrants issued to purchase stock | shares							3,940		3,940
Warrants exercise price | $ / shares							$ 12.70		$ 12.70
Exercise Price Two | Common Stock
Debt Instrument [Line Items]
Warrants issued to purchase stock | shares							6,474		6,474
Warrants exercise price | $ / shares							$ 16.22		$ 16.22
Minimum
Debt Instrument [Line Items]
Prepayment fee percentage to outstanding principal amount	1.00%										0.00%
Maximum
Debt Instrument [Line Items]
Prepayment fee percentage to outstanding principal amount	2.00%										2.00%
Series A-2 Warrants
Debt Instrument [Line Items]
Warrants exercise price | $ / shares					$ 4.54
Warrants expiration date					Dec. 06, 2022
Series B Preferred Stock
Debt Instrument [Line Items]
Warrants exercise price | $ / shares				$ 7.24
Warrants expiration date				Feb. 18, 2026
2012 Term Loan A Advance
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 2,000,000
Proceeds from borrowings					$ 500,000
2012 Term Loan A Advance | Series A-2 Warrants
Debt Instrument [Line Items]
Warrants issued to purchase stock | shares					2,202
2012 Loan Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 7,000,000
Proceeds from borrowings					$ 2,500,000
Interest rate increase percentage									4.00%		4.00%
Prepayment fee percentage to outstanding principal amount											4.00%
Additional amounts available to be borrowed							$ 0		$ 0		$ 0
Outstanding capital stock pledged as collateral											65.00%
2012 Term Loan B Advance
Debt Instrument [Line Items]
Maximum borrowing capacity					500,000
Proceeds from borrowings					$ 2,000,000
2012 Term Loan B Advance | Series A-2 Warrants
Debt Instrument [Line Items]
Warrants issued to purchase stock | shares														8,811
2016 Term Loan A Advance
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 3,500,000
Proceeds from borrowings			$ 3,500,000
2016 Term Loan A Advance | Series B Preferred Stock
Debt Instrument [Line Items]
Warrants issued to purchase stock | shares			7,251
2016 Term Loan B Advance
Debt Instrument [Line Items]
Maximum borrowing capacity							7,000,000		7,000,000
Proceeds from borrowings		$ 3,500,000
2016 Term Loan B Advance | Minimum
Debt Instrument [Line Items]
Advance amount							500,000		500,000		$ 500,000
2016 Term Loan B Advance | Series B Preferred Stock
Debt Instrument [Line Items]
Warrants issued to purchase stock | shares		7,251
Term Loans under 2012 Loan Agreement
Debt Instrument [Line Items]
Repayment of remaining principal and accrued interest outstanding			$ 100,000
Final payment of outstanding obligations			$ 100,000
Interest expense recognized							100,000	$ 100,000	200,000	$ 300,000	400,000	$ 300,000	$ 49,000
Amortization of debt discount											200,000	100,000	26,000
Unamortized debt discount							9,000		9,000		26,000	100,000
Aggregate principal payments							600,000	600,000	1,800,000	1,800,000	2,300,000	300,000	1,000,000
Aggregate principal loan amount outstanding							2,917,000		$ 2,917,000		$ 4,667,000	$ 7,000,000
Term Loans under 2012 Loan Agreement | Subsequent Event
Debt Instrument [Line Items]
Repayment of remaining principal and accrued interest outstanding						$ 3,100,000
Final payment of outstanding obligations						400,000
Outstanding obligations paid of principal amount						2,700,000
Term Loans under 2012 Loan Agreement | Maximum | Subsequent Event
Debt Instrument [Line Items]
Interest expense recognized						$ 100,000
2016 Term Loan Advance
Debt Instrument [Line Items]
Prepayment fee percentage to outstanding principal amount									5.00%		5.00%
Interest rate of loan									5.00%		4.25%	3.50%
Percentage minus Wall Street Journal prime rate									0.25%		0.25%
2016 Term Loan Advance | Minimum
Debt Instrument [Line Items]
Interest rate of loan									3.25%		3.25%
First Amendment
Debt Instrument [Line Items]
Arrangement fee							20,000		$ 20,000		$ 20,000
Legal costs							7,000		7,000		7,000
FFG Loans
Debt Instrument [Line Items]
Interest expense recognized							200,000	200,000	500,000	500,000	700,000	$ 500,000	400,000
Amortization of debt discount											600,000	400,000	300,000
Unamortized debt discount							2,000,000		2,000,000		2,600,000	2,600,000
Aggregate principal payments							0	$ 0	0	$ 0	0	0	$ 0
Aggregate principal loan amount outstanding							$ 9,872,000		$ 9,872,000		$ 10,225,000	$ 8,047,000
Loan amount maturity start date									Jun. 30, 2020		Jun. 30, 2020
Loan amount maturity end date									Mar. 31, 2023		Mar. 31, 2023
FFG Loans | Minimum
Debt Instrument [Line Items]
Interest rate of loan									0.75%		0.75%
FFG Loans | Maximum
Debt Instrument [Line Items]
Interest rate of loan									2.00%		2.00%